Borrowings and debt (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term borrowings [Line Items]
Average outstanding balance during the year	$ 1,477,788	$ 1,874,435
Maximum outstanding balance at any month - end	2,010,078	2,054,138
Less: Prepaid commission	(4,211)	(5,133)
Total long-term borrowings and debt, net	1,143,055	1,781,871
Total	1,138,844	1,776,738
Long-term borrowings [member]
Disclosure of long-term borrowings [Line Items]
Total	423,011	692,474
Long-term Debt [member]
Disclosure of long-term borrowings [Line Items]
Total	720,044	1,089,397
US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total	753,981	1,392,995
Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Total	206,750	219,347
Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Total	98,711	95,238
Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Total	60,178	52,574
Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total	23,435	21,717
Floating interest rate [member] | Long-term borrowings [member]
Disclosure of long-term borrowings [Line Items]
Total	379,000	631,326
Floating interest rate [member] | Long-term Debt [member]
Disclosure of long-term borrowings [Line Items]
Total	187,739	167,918
Fixed interest rate [member] | Long-term borrowings [member]
Disclosure of long-term borrowings [Line Items]
Total	44,011	61,148
Fixed interest rate [member] | Long-term Debt [member]
Disclosure of long-term borrowings [Line Items]
Total	$ 532,305	$ 921,479
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	3.75%	3.75%
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	3.33%	3.33%
Bottom of range [member] | Floating interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	2.61%	1.66%
Bottom of range [member] | Floating interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	7.99%	6.19%
Bottom of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	1.35%	2.85%
Bottom of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	4.89%	4.75%
Bottom of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	0.46%	0.46%
Weighted Average [Member] | Long Term Borrowings And Debt [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	3.60%	2.98%
Weighted Average [Member] | During the Year [Member] | Long Term Borrowings And Debt [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	3.43%	2.84%
Top of range [member] | Floating interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	3.01%	2.49%
Top of range [member] | Floating interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	8.00%	6.54%
Top of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	3.25%	3.75%
Top of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	9.09%	8.90%
Top of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	0.81%	0.81%